Loans and borrowings Narrative (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Details loans and borrowings Narrative [line items]
Loan Principal K EUR 28,000	€ 28,000,000
Monthly reimbursable portion	€ 18,000,000
Period for monthly reimbursable portion	7
Bullet portion	€ 10,000,000
Interest percentage	1.10%
K EUR 28,000 acquisition bank loan	€ 24,576,000	€ 27,513,000	€ 0
Loan principal K EUR 18,000	18,000,000
Belgian facility financing	12,000,000
Drawn	11,739,000	11,575,000
Polish facility financing	6,000,000
Drawn	€ 6,000,000
Interest percentage	1.20%
EIB bank loan K EUR 10,000	€ 0
First tranche	10,000,000
Margin intrest percentage	18.6
Loan principal K EUR 12,300	12,300,000
Refinanced part March 2018	€ 9,300,000
Interest percentage	1.60%
Mortgage	€ 4,650,000
New investment credit June 2018	€ 3,000,000
Fixed interest rate credit June 2018	1.50%
K EUR 12,300 bank loans ACTech	€ 12,300,000	9,247,000	0
Loan principal K EUR 8,750	8,750,000
Facility loan 2005	2,000,000
Facility loan 2006	300,000
Facility loan 2012	5,000,000
Czech republic offices loan 2008	1,750,000
Balance of the loans	€ 4,299,000
Repayment schedule	15
Interest rate lower range	4.30%
Interest rate upper range	5.40%
Bank investment loans - top 20 outstanding	€ 23,801,000	21,441,000	9,467,000
Reimbursement period	7
Weighted average interest rate	1.10%
Financial lease agreements	€ 6,809,000	9,164,000	7,395,000
Weighted average interest rate	2.00%
Institutional loan K EUR 2,000	€ 2,000,000
K EUR 2,000 institutional loan - max credit limit	€ 2,000,000
Reimbursement period	4
Interest rate	0.25%
Amount drawn	€ 1,942,000
Outstanding balance	1,492,000
Convertible bond K EUR 1,000	€ 1,000,000
Convertible number of bonds | shares	1,000
Nominal value per bond | € / shares	€ 1,000
Contractual life	7
Interest rate	3.70%
Conversion price	1.97
Fair value	€ 907,000
Amount recognized in consolidated reserves	€ 93,000
K EUR 1,000 convertible bond - max number of shares to be issued | shares	508,904
Finance lease related party amount outstanding	€ 0	€ 0	€ 74,000
Interest expense	0	0	4
Lease term	15
Related party loan	€ 214,000	€ 241,000	€ 266,000
Interest rate	4.23%		0.00%
Related party loan - interest expense	€ 10,000	€ 11,000	€ 12,000